Earnings per Unit	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Unit

Note 10. Earnings per Unit

The following sets forth the calculation of earnings (loss) per unit, or EPU, for the periods indicated (in thousands, except per unit amounts):

	For the Year Ended
	December 31,
	2014	2013	2012
Net income (loss) attributable to Memorial Production Partners LP	$115,582	$60,738	$22,963
Less: Previous owners interest in net income (loss)	(2,465)	52,012	22,842
Less: General partner's 0.1% interest in net income (loss)	118	9	—
Less: IDRs attributable to corresponding period	202	81	—
Net income (loss) available to limited partners	$117,727	$8,636	$121

Weighted average limited partner units outstanding:
Common units	65,498	40,656	17,519
Subordinated units	5,361	5,361	5,361
Total	70,859	46,017	22,880
Basic and diluted EPU	$1.66	$0.19	$0.01

The following sets forth the calculation of our supplemental EPU, for the periods indicated (in thousands, except per unit amounts):

	For the Year Ended
	December 31,
	2014	2013	2012
Net income (loss) attributable to Memorial Production Partners LP	$115,582	$60,738	$22,963
Less: General partner's 0.1% interest in net income (loss)	116	61	23
Less: IDRs attributable to corresponding period	202	81	—
Net income (loss) available to limited partners	$115,264	$60,596	$22,940

Weighted average limited partner units outstanding:
Common units	65,498	40,656	17,519
Subordinated units	5,361	5,361	5,361
Total	70,859	46,017	22,880
Supplemental basic and diluted EPU	$1.63	$1.32	$1.00

Our supplemental basic and diluted EPU includes all the earnings generated by the Partnership’s previous owners for all periods presented due to common control considerations. As discussed under Note 1, material transactions between entities under common control are accounted for retrospectively.